Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Cost basis available for sale securities			$ 3.4
Unrealized gain on securities	$ 0.8		0.7
Fair value of available for sale securities			$ 4.1
Unrealized gains on available for sale securities		$ 0.1
Distribution of securities	3.3
Sale of Securities	$ 0.9